Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management
Schedule of sales percentage from significant customer

The Company depends on two customers for majority of its revenues. The Company’s sales to these two customers as a percentage of revenues are as follows:

	Year Ended December 31,
	2022	2023	2024
Customer A and its affiliates	32.3%	28.7%	26.4%
Customer C	9.4%	11.0%	8.3%

Schedule of accounts receivable percentage from significant customers

The percentage of the Company’s accounts receivable accounted by customers, those representing more than 10% of total accounts receivable balance, is summarized as follows:

	December 31,	December 31,
	2023	2024
Customer A and its affiliates	28.5%	29.1%
Customer C	10.3%	8.7%